Note 47 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Total Available-for-sale financial assets, impairment or reversal of impairment	€ 1	€ 1,127	€ 202
Debt securities, impairment or reversal of impairment	1	(4)	157
Other equity instruments, impairment or reversal of impairment	0	1,131	46
Loans and receivables, impairment or reversal of impairment	3,980	3,677	3,597
Recovery of written-off assets	(589)	(558)	(541)
Held to maturity investments, impairment or reversal of impairment		(1)	1
Total impairment or reversal of impairment on financial assets not measured at fair value through profit or loss	€ (3,981)	€ (4,803)	€ (3,801)